Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows From Operating Activities
Net loss	$ (10,499,901)	$ (5,996,635)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation	1,505,361	46,919
Amortization of intangible assets	2,022,025	146,250
Loss on sale of investments		1,917
Amortization of debt issuance costs	56,250	28,125
Interest expense on deferred consideration	54,646	72,678
Operating lease right-of-use asset amortization	101,942	97,192
Provision for credit losses	1,539,292	3,106,144
Issuance of common stock and warrants related to registration rights payment arrangement	217,603
Issuance of common stock for services		81,250
Amortization of stock subscription receivable	937,503	937,503
Accrued dividend on redeemable noncontrolling interest
Changes in assets and liabilities:
Advance receivables, net	5,029,324	(1,807,822)
Other current assets	131,223	(63,639)
Accounts payable and accrued liabilities	(263,515)	288,594
Syndicate payable	(324,584)	(1,632,943)
Due from related parties	(3,956)	(38,792)
Other non-current assets	(66,474)	371
Other non-current liabilities	338,586	(45,400)
Due to a related party		(86,437)
Operating lease liabilities	(94,891)	(95,164)
NET CASH USED IN OPERATING ACTIVITIES	680,434	(4,959,889)
Cash Flows From Investing Activities
Purchases of property and equipment	(37,179)	(71,895)
Cash paid for acquisition of a business		(400,000)
Payment of deferred consideration	(172,497)	(172,497)
Cash assumed from the acquisition	690,231
Cash advanced under promissory note to Block 40	(5,000,000)
NET CASH USED IN INVESTING ACTIVITIES	(4,519,445)	(644,392)
Cash Flows From Financing Activities
Proceeds from notes payable	4,965,010	7,165,217
Repayment of notes payable	(850,000)
Payments made against promissory notes payable, related party	(1,600,000)	(600,000)
Proceeds from the issuance of Series A preferred stock	9,300,000	150,000
Repayment of long-term debt	(5,375,000)
Proceeds from the issuance of common stock	386,150
Proceeds from issuance of redeemable preferred stock to noncontrolling interest	1,100,000
Series A Preferred Stock cash dividend	(611,559)	(323,771)
Payments made against notes payable, related party		(1,500,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,314,601	4,891,446
Net change in cash, cash equivalents and restricted cash	3,475,590	(712,835)
Effect of Exchange Rate Changes on Cash	2,480	(1,033)
CASH – BEGINNING OF PERIOD	2,751,386	1,147,295
CASH – END OF PERIOD	6,229,456	433,427
SUPPLEMENTAL DISCLOSURES OF CASH FLOW
Cash paid for interest	5,132,279	3,173,659
Cash paid for income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES
Acquisition of real estate property in exchange of common stocks, excluding cash assumed	47,359,234
Effective settlement of promissory note to Block 40 at acquisition	5,161,000
Deemed dividend from conversion of Series A to Series B preferred stock	3,700,000
Issuance of deferred equity consideration	200
Common stock issued at acquisition		250,000
Deferred equity consideration at acquisition		740,000
Other deferred consideration at acquisition		519,972
Issuance of common stock for promissory note extension		$ 150,000